Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Lease Payments	Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2013	$1,608
Year 2014 and thereafter	—

$1,608

Capital Commitments for Construction of Property and Purchase of Property, Plant and Equipment	As of December 31, 2012, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2013	$63,357
Year 2014 and thereafter	8,026

$71,383